Note 7 - Options (Tables)	3 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity
	February 28, 2017			February 29, 2016
		Weighted			Weighted
		average	Weighted		average	Weighted
		exercise	average		exercise	average
	Number of	price per	grant date	Number of	price per	grant date
	options	share	fair value	options	share	fair value
	#	$	$	#	$	$

Outstanding, beginning of period	5,392,460	3.48	1.88	5,062,007	3.89	2.17
Exercised	(7,000)	2.32	1.20	—	—	-
Expired	—	—	—	(2,982)	406.29	270.30
Balance at end of period	5,385,460	3.48	1.88	5,059,025	3.65	2.01

Options exercisable end of period	4,389,610	3.49	1.96	4,086,342	3.69	2.10

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs
	For the three months ended
	February 28, 2017	February 29, 2016
	$	$

Research and development	801,113	635,774
Selling, general and administrative	21,812	24,335
	822,925	660,109